CONCENTRATION (Schedule of Major Supplier Concentrations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Purchases from suppliers	$ 110,250,876	$ 102,353,957	$ 111,611,457
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.00%
Supplier Concentration Risk [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 87,209,870	$ 80,156,379	$ 80,523,511
Concentration risk percentage	82.00%	78.00%	89.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company X (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 20,021,833		$ 39,484,102
Concentration risk percentage	19.00%		44.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company Y (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 54,268,855	$ 32,748,784
Concentration risk percentage	51.00%	32.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company Z (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers		$ 47,407,595	$ 30,028,975
Concentration risk percentage		46.00%	33.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company U (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers			$ 11,010,434
Concentration risk percentage			12.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Company V (3rd Party) [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 12,919,182
Concentration risk percentage	12.00%